GOODWILL ON ACQUISITIONS NET (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
GOODWILL ON ACQUISITIONS NET (Details)
Goodwill	$ 11.7
Non-cash impairment charge	$ 4.9